Stockholders' Equity (Deficiency) (Stock Narrative) (Details) (USD $)	1 Months Ended							3 Months Ended		4 Months Ended		12 Months Ended				1 Months Ended					1 Months Ended		1 Months Ended						1 Months Ended		1 Months Ended						1 Months Ended				1 Months Ended		1 Months Ended										3 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended														12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended							12 Months Ended	1 Months Ended																	3 Months Ended	4 Months Ended	12 Months Ended
	Apr. 30, 2013	Mar. 31, 2013	Feb. 28, 2013	Dec. 30, 2012	Sep. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2014	Dec. 31, 2012	Aug. 31, 2012	Oct. 31, 2012 Global Arena Capital Corp. ("GAC") [Member]	Jun. 30, 2013 Firm One [Member]	Oct. 31, 2012 Firm One [Member]	Jul. 31, 2013 Firm Two [Member]	Oct. 31, 2012 Firm Two [Member]	Dec. 30, 2012 Equity Issuance Transaction One [Member]	Jun. 30, 2013 Equity Issuance Transaction One [Member] Firm One [Member]	Dec. 30, 2012 Equity Issuance Transaction Two [Member]	Jun. 30, 2013 Equity Issuance Transaction Two [Member] Firm One [Member]	Sep. 30, 2013 Laidlaw and Co [Member]	Apr. 30, 2013 Laidlaw and Co [Member]	Sep. 30, 2012 Laidlaw and Co [Member]	Mar. 31, 2013 Laidlaw and Co [Member]	Aug. 31, 2012 Laidlaw and Co [Member]	Apr. 30, 2014 Director [Member]	Mar. 31, 2014 Director [Member]	Jun. 30, 2014 Director [Member] Equity Issuance Transaction One [Member]	Jun. 30, 2014 Director [Member] Equity Issuance Transaction Two [Member]	Dec. 31, 2012 Former Chairman [Member]	Oct. 31, 2012 Former Chairman [Member]	Mar. 31, 2014 Board of Directors [Member]	Apr. 30, 2014 Board of Directors [Member]	Jul. 31, 2014 Institutional Investor [Member]	Apr. 30, 2014 Institutional Investor [Member]	Sep. 30, 2013 Institutional Investor [Member]	Mar. 31, 2014 Institutional Investor [Member]	Jun. 30, 2014 CEO [Member]	Mar. 08, 2012 CEO [Member]	Feb. 28, 2013 Units [Member]	Dec. 30, 2012 Units [Member]	Jun. 30, 2012 Units [Member]	Apr. 30, 2013 Units [Member] Laidlaw and Co [Member]	Sep. 30, 2012 Units [Member] Laidlaw and Co [Member]	Jun. 30, 2012 Units [Member] Laidlaw and Co [Member]	Feb. 28, 2013 Common Stock [Member]	Dec. 30, 2012 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Feb. 29, 2012 Common Stock [Member]	Jul. 31, 2014 Common Stock [Member]	Apr. 30, 2013 Common Stock [Member]	Apr. 30, 2014 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Oct. 31, 2012 Common Stock [Member] Firm One [Member]	Oct. 31, 2012 Common Stock [Member] Firm Two [Member]	Apr. 30, 2013 Common Stock [Member] Laidlaw and Co [Member]	Sep. 30, 2012 Common Stock [Member] Laidlaw and Co [Member]	Apr. 30, 2014 Common Stock [Member] Director [Member]	Sep. 30, 2012 Common Stock [Member] Director [Member]	Jun. 30, 2014 Common Stock [Member] Director [Member] Equity Issuance Transaction One [Member]	Jun. 30, 2014 Common Stock [Member] Director [Member] Equity Issuance Transaction Two [Member]	Mar. 31, 2014 Common Stock [Member] Board of Directors [Member]	Jul. 31, 2014 Common Stock [Member] Institutional Investor [Member]	Apr. 30, 2014 Common Stock [Member] Institutional Investor [Member]	Jun. 30, 2014 Common Stock [Member] CEO [Member]	Feb. 29, 2012 Series A Preferred Stock [Member]	Feb. 29, 2012 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Feb. 29, 2012 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member]	Feb. 29, 2012 Series D Preferred Stock [Member]	Sep. 30, 2012 Series E Preferred Stock [Member]	Feb. 29, 2012 Series E Preferred Stock [Member]	Feb. 28, 2013 Warrant [Member]	Dec. 30, 2012 Warrant [Member]	Oct. 31, 2012 Warrant [Member]	Apr. 30, 2014 Warrant [Member]	Oct. 31, 2012 Warrant [Member] Global Arena Capital Corp. ("GAC") [Member]	Oct. 31, 2012 Warrant [Member] Firm Two [Member]	Sep. 30, 2013 Warrant [Member] Laidlaw and Co [Member]	Apr. 30, 2013 Warrant [Member] Laidlaw and Co [Member]	Mar. 31, 2013 Warrant [Member] Laidlaw and Co [Member]	Sep. 30, 2012 Warrant [Member] Laidlaw and Co [Member]	Jun. 30, 2012 Warrant [Member] Laidlaw and Co [Member]	Feb. 29, 2012 Warrant [Member] Laidlaw and Co [Member]	Apr. 30, 2014 Warrant [Member] Director [Member]	Jun. 30, 2014 Warrant [Member] Director [Member] Equity Issuance Transaction One [Member]	Jun. 30, 2014 Warrant [Member] Director [Member] Equity Issuance Transaction Two [Member]	Mar. 31, 2014 Warrant [Member] Board of Directors [Member]	Jul. 31, 2014 Warrant [Member] Institutional Investor [Member]	Apr. 30, 2014 Warrant [Member] Institutional Investor [Member]	Sep. 30, 2013 Warrant [Member] Institutional Investor [Member]	Jun. 30, 2014 Warrant [Member] CEO [Member]	Sep. 30, 2012 Additional Paid-In Capital [Member]	Jul. 31, 2014 Additional Paid-In Capital [Member]	Apr. 30, 2013 Additional Paid-In Capital [Member]	Apr. 30, 2014 Additional Paid-In Capital [Member]	Dec. 31, 2012 Additional Paid-In Capital [Member]
Stockholders Equity [Line Items]
Stock split, conversion ratio																																																				2																	1	1		0.8473809			1		1
Conversion of all preferred shares into common shares, shares																																																								13,677,274															(368,411)		(11,307,450)
Recapitalization, shares							9,760,000																																																	9,760,000
Conversion of notes payable, shares					142,357	20,000																				5,130,795													6,736,842
Amount of note converted					$ 49,825	$ 20,000																				$ 1,706,000
Debt conversion, price per share					$ 0.35																					$ 0.3325											$ 0.155		$ 0.3325
Issuance of common shares and warrants for cash, net of offering costs	8,750		519,370	530,337						1,041,540			3,025,236												522,170	2,494,899			100,000		50,000	50,000			6,000		1,631,500	50,000			50,000				150,000			1,289,527						3,329		9,920						212,000																																						1,038,211		3,015,316
Offering costs			45,630	184,663						123,788			446,764												78,158	262,101											75,000
Issuance of common shares and warrants for cash, net of offering costs, shares																																											16.14	20.43	3.0	17.15	78.77	31.12	1,614,286	2,042,856				3,329,503		9,920,000			1,715,217	7,877,144	526,318	605,716	263,158	263,158	3,157,895	10,525,809	263,158	263,158										807,143	1,021,432						857,609		3,938,570	389,000		526,318	263,158	263,158	3,157,895	5,262,907	263,158		263,158
Option expiration period																																																																														5 years	5 years	5 years		5 years	5 years	5 years	5 years	5 years	5 years		5 years					5 years		5 years
Shares of common stock able to be purchased by warrants																				100,000		98,000			169,021
Exercise price of warrants	$ 0.50				$ 0.3325					$ 0.50		$ 0.50		$ 1.00						$ 0.35		$ 0.50		$ 0.3325	$ 0.50	$ 0.3325		$ 1.00									$ 0.155																																									$ 0.50	$ 0.35	$ 0.50	$ 0.3325		$ 0.60		$ 0.50		$ 0.50							$ 0.19
Number of warrants outstanding					456,000																					426,500											14,451,613
Issuance of common shares and warrants to settle accrued interest, shares					112																																																			202,446				202,334																											50,591
Accrued interest settled					39																					67,276
Loss on settlement of accrued interest											3,339		3,339													3,339
Shares issued for price protection, shares																																																			4,516,917		3,473,259		3,270,678	4,516,917										3,473,259															5,178,947													2,662,139
Shares purchased for price protection																																																			915,429
Price per share																$ 0.35		$ 0.35												$ 0.19	$ 0.19	$ 0.19				$ 0.19				$ 0.19	$ 0.19	$ 1.00									$ 0.3325
Shares issued for price protection																																																			4,517		3,473		3,271	4,517																																										(4,517)	(3,473)		(3,271)	(4,517)
Shares that have price protection																																																																										550,000		1,700,000
Price protection expiration date																																																																										Mar. 13, 2015		Mar. 13, 2015
Shares repurchased and retired, shares																																		264,000
Shares repurchased and retired																																		132,000
Treasury stock, acquired																																	200,000
Payments to acquire treasury shares													202,000																				70,000
Periodic payment																	50,000		5,000
Frequency of periodic payment																	Annually		Monthly
Term of agreement																	2 years	6 months	1 year		12 months		3 months
Issuance of common shares for services												216,000	70,000			111,000		105,000			90,000		21,000																																617	200	70,000																																												215,383	69,800
Issuance of common shares for services, shares																317,143		300,000																																					617,143	200,000	200,000
Issuance of common shares and warrants for services													43,000						43,000																																					100																											8,000																			42,900
Issuance of common shares and warrants for services, shares																								1,347,368																																100,000		100,000																									100,000
Amount a third party agreed to use its best efforts to sell up to from the sale of Units															2,030,000												770,000
Percentage of gross proceeds sold by the third party they would receive as compensation															10.00%												10.00%
Percentage of Units being sold by the third party they would receive warrants to purchase as compensation															10.00%												10.00%
Exercise price of Unit															35,000												0.50																				0.35
Percentage of proceeds of Units sold by third party they would recieve as non-accountable expense allowance															3.00%
Increase of the remainder of the offering		20,000
Professional fees																									59,158
Common shares and warrants issued for services rendered									25,060			285,084	113,000												169,021
Warrants exercised, shares																																																							7,006,064
Warrants exercised												$ 804,049																																											$ 7,006																																														$ 797,043